UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Dryden Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	3/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden Total Return Bond Fund, Inc.

Schedule of Investments as of March 31, 2005 (Unaudited)

Moody’s Rating	Principal Amount (000)		Description	Value
LONG-TERM INVESTMENTS 98.4%
Asset Backed Securities 1.2%
			American Express Credit Account Master Trust, Sr. Sec’d Notes, Ser. 2004-C, Class C,
Baa2	$599	(g)	3.31%, 2/15/12	$600,525
			Bank One Issuance Trust, Series 2003-C1, Class C1,
Baa2	740		4.54%, 9/15/10	738,467
			Centex Home Equity, Ser. 2005-A, Class M4,
A1	600	(g)	3.65%, 1/25/35	602,130
			Countrywide Asset-Backed Certificates, Ser. 2004-12, Class MV3,
Aa3	650	(g)	3.51%, 3/25/35	653,438
			Equity One, Inc., Ser. 2004-3, Class M1,
Aa2	520		5.70%, 7/25/34	523,829
			Residential Asset Mortgage Products, Inc., Ser. 2004-RS 12, Class MII2,
Aa3	550	(g)	3.65%, 12/25/34	554,845

			Total asset backed securities	3,673,234

Collateralized Mortgage Obligations 1.7%
			Countrywide Alternative Loan Trust, Pass-Thru Certificates, Ser. 2004-18CB, Class 3A-1,
Aaa	1,091		5.25%, 9/25/19	1,081,627
			Master Alternative Loan Trust, Pass-Thru Certificates, Ser. 2004-4, Class 4A1,
Aaa	870		5.00%, 4/25/19	874,824
			Structured Adjustable Rate Mortgage Loan, Ser. 2004-1, Class 4A-3,
Aaa	2,413	(g)	4.17%, 2/25/34	2,409,749
			Washington Mutual, Ser. 2002-AR15, Class A-5,
Aaa	689	(g)	4.38%, 12/25/32	684,725

			Total collateralized mortgage obligations	5,050,925

Commercial Mortgage Backed Securities 6.9%
			Banc of America Commercial Mortgage Inc., Ser. 2005-1, Class ASB,
AAA(f)	1,450	(g)	4.859%, 11/10/42	1,457,318
			Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A-4,
Aaa	3,300		4.111%, 7/5/35	3,112,285
			Ser. 2003-C2, Class A-3,
Aaa	1,235		4.533%, 1/5/36	1,216,993
			J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2003-CB6, Class A-2,
Aaa	1,500		5.255%, 7/12/37	1,522,301
			Ser. 2003-ML1A, Class A-2,
Aaa	1,740		4.767%, 3/12/39	1,711,263
			LB-UBS Commercial Mortgage Trust, Ser. 2003-C8, Class A-3,

Dryden Total Return Bond Fund, Inc.

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value
Aaa	1,295		4.83%, 11/15/27	1,291,767
			Ser. 2004-C8, Class A-6,
Aaa	1,100	(g)	4.799%, 12/15/29	1,078,057
			Merrill Lynch Mortgage Trust, Ser. 2004-MKB1, Class A-3,
Aaa	1,100		4.892%, 2/12/42	1,094,456
			Morgan Stanley Dean Witter Capital I, Ser. 00-PRIN, Class A3
Aaa	631		7.36%, 2/23/34	668,752
			PNC Mortgage Acceptance Corp., Ser. 99-CM1, Class A1B,
AAA(f)	1,835		7.33%, 12/10/32	2,022,526
			Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C3, Class A-2,
AAA(f)	3,930		4.867%, 2/15/35	3,902,310
			Ser. 2003-C9, Class A-3,
AAA(f)	1,245		4.608%, 12/15/35	1,230,827

			Total commercial mortgage backed securities	20,308,855

Domestic Corporate Bonds 29.9%
			Altria Group, Inc., Notes,
Baa2	400		7.00%, 7/15/05	403,607
Baa2	325	(b)	7.65%, 7/1/08	352,474
			American Standard, Inc., Sr. Notes,
Baa3	220		7.375%, 4/15/05	220,360
Baa3	855		7.625%, 2/15/10	951,889
			AT&T Wireless Services, Inc., Notes,
Baa2	500		8.125%, 5/1/12	584,113
			Sr. Notes,
Baa2	575		8.75%, 3/1/31	758,604
			Atmos Energy Corp., Sr. Notes,
Baa3	500		4.00%, 10/15/09	481,407
			Auburn Hills Trust, Gtd. Notes,
A3	495		12.375%, 5/1/20	741,311
			Bank United Corp., Sr. Sub. Notes,
Baa1	2,750		8.875%, 5/1/07	2,981,660
			BellSouth Corp., Notes,
A2	1,475	(b)	4.20%, 9/15/09	1,441,302
			BJ Services Co., Notes, Ser. B
Baa2	2,000		7.00%, 2/1/06	2,040,458
			Briggs & Stratton Corp., Sr. Notes,
Ba1	980		8.875%, 3/15/11	1,117,200
			Calenergy, Inc., Sr. Notes,
Baa3	2,000		7.23%, 9/15/05	2,032,266
			Capital One Bank, Sr. Notes,
Baa2	1,265		6.875%, 2/1/06	1,295,099
			CenterPoint Energy Houston Electric LLC, First Mtge. Bonds, Ser. J
Baa2	750		5.70%, 3/15/13	776,789
			Certegy, Inc., Notes,

Dryden Total Return Bond Fund, Inc.

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value
Baa2	650		4.75%, 9/15/08	654,452
			Chancellor Media Corp., Sr. Notes,
Baa3	1,055		8.00%, 11/1/08	1,137,090
			Chesapeake Energy Corp., Sr. Notes,
Ba3	1		8.125%, 4/1/11	605
			Clear Channel Communications, Inc., Sr. Notes,
Baa3	425		4.40%, 5/15/11	400,380
			Computer Associates International, Inc., Sr. Notes,
Ba1	590		6.375%, 4/15/05	590,728
			Consumers Energy Co., First Mtge. Bonds, Ser. D,
Baa3	250		5.375%, 4/15/13	251,761
			Continental Airlines, Inc., Pass-thru Certs., Ser. 2000-1, Class A-1,
Baa3	8		8.048%, 11/1/20	8,303
			Ser. RJ04, Class B,
Ba2	97		9.558%, 9/1/19	96,870
			CSC Holdings, Inc., Sr. Notes,
B1	1,000		7.875%, 12/15/07	1,040,000
			D.R. Horton, Inc., Notes,
Ba1	1,600		5.625%, 9/15/14	1,518,912
			Dow Chemical Co. (The), Debs.,
A3	300		9.00%, 4/1/21	401,441
			Duke Capital LLC, Sr. Notes,
Baa3	800		4.331%, 11/16/06	800,538
			Duke Energy Field Services LLC, Notes,
Baa2	2,000		7.50%, 8/16/05	2,028,716
			Eastman Chemical Co., Notes,
Baa2	205	(b)	7.00%, 4/15/12	229,723
			Energy East Corp., Notes,
Baa2	500		6.75%, 6/15/12	549,558
Baa2	15		6.75%, 9/15/33	16,600
			Enterprise Products Operating L.P., Sr. Notes,
Baa3	900		4.00%, 10/15/07	881,122
Baa3	550		5.60%, 10/15/14	542,812
			Equifax, Inc., Notes,
Baa1	375		4.95%, 11/1/07	380,478
			Equity One, Inc., Gtd. Notes,
Baa3	500		3.875%, 4/15/09	477,909
			Everest Reinsurance Holdings Corp.,
A3	500		5.40%, 10/15/14	492,594
			FedEx Corp., Notes,
Baa2	1,250		2.65%, 4/1/07	1,211,305
			FirstEnergy Corp., Notes, Ser. A,
Baa3	450		5.50%, 11/15/06	457,644
			Ser. B,
Baa3	905		6.45%, 11/15/11	954,816
			Ser. C,

Dryden Total Return Bond Fund, Inc.

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value
Baa3	250	(b)	7.375%, 11/15/31	283,175
			Ford Motor Credit Co., Notes,
A3	90	(b)	7.00%, 10/1/13	87,184
A3	1,760		7.375%, 2/1/11	1,748,622
			Gap, Inc. (The), Notes,
Ba1	2,400		6.90%, 9/15/07	2,505,000
			General Motors Acceptance Corp., Notes,
Baa1	755	(b)	6.875%, 9/15/11	683,155
Baa1	340	(b)	8.00%, 11/1/31	296,087
			Halliburton Co., Notes
Baa2	135		5.50%, 10/15/10	138,893
			Harrah’s Operating Co., Inc., Sr. Sub. Notes,
Baa3	500		7.125%, 6/1/07	525,372
Ba1	1,035		7.875%, 12/15/05	1,055,700
			HCA, Inc., Notes
Ba2	3,000		7.125%, 6/1/06	3,086,676
			Hercules, Inc., Sr. Sub. Notes,
Ba3	360		6.75%, 10/15/29	352,800
			Host Marriott L.P., Ser. M
Ba3	475	(b)	7.00%, 8/15/12	470,250
			HSBC Finance Corp., Notes,
A1	155		6.75%, 5/15/11	169,684
			Huntsman International LLC, Sr. Notes,
B2	600		9.875%, 3/1/09	648,000
			Hyundai Motor Manufacturing LLC, Gtd. Notes,
Baa3	500	(i)	5.30%, 12/19/08	501,240
			ICI Wilmington, Inc., Gtd. Notes,
Baa3	540		4.375%, 12/1/08	533,339
			IMC Global, Inc., Debs.,
B1	550	(b)	6.875%, 7/15/07	563,750
			Sr. Notes, Ser. B,
Ba3	11		10.875%, 6/1/08	12,595
			International Business Machines Corp., Debs.,
A1	750		8.375%, 11/1/19	960,658
			Jabil Circuit, Inc., Sr. Notes,
Baa3	400		5.875%, 7/15/10	413,026
			Kerr-McGee Corp., Notes,
Baa3	1,500		5.875%, 9/15/06	1,524,523
			Kraft Foods, Inc., Notes,
A3	120		5.625%, 11/1/11	124,513
A3	425	(b)	6.25%, 6/1/12	456,885
			Kroger Co. (The), Gtd. Notes,
Baa2	500	(b)	6.75%, 4/15/12	544,909
			Lear Corp., Sr. Notes, Ser. B
Baa3	1,040		7.96%, 5/15/05	1,045,502

Dryden Total Return Bond Fund, Inc.

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value
			Lubrizol Corp. (The), Sr. Notes,
Baa3	1,100		4.625%, 10/1/09	1,083,589
Baa3	200		5.875%, 12/1/08	205,598
			Lyondell Chemical Co., Sr. Sec. Notes,
B1	750		9.50%, 12/15/08	802,500
			Magellan Health Services, Inc., Sr. Notes, Ser. A
B3	320		9.375%, 11/15/08	344,400
			Magellan Midstream Partners, L.P., Sr. Notes, Ser. A
Ba1	465	(b)	5.65%, 10/15/16	463,045
			Marsh & Mclennan Co., Inc., Sr. Notes,
Baa2	505	(b)	5.375%, 7/15/14	484,475
			May Department Stores Co., Notes,
Baa2	460	(b)	6.70%, 7/15/34	473,757
			MeadWestvaco Corp., Notes,
Baa2	785		6.80%, 11/15/32	861,225
			Merck & Co., Inc., Debs.,
Aa3	65		5.95%, 12/1/28	67,177
			Midland Funding II, Bonds, Ser. B
Ba3	800		13.25%, 7/23/06	861,486
			Motorola, Inc., Notes,
Baa3	725		4.608%, 11/16/07	726,892
Baa3	235		7.625%, 11/15/10	264,059
			News America, Inc., Bonds,
Baa3	1,600	(i)	5.30%, 12/15/14	1,567,365
			NiSource Finance Corp., Gtd. Notes
Baa3	200		7.625%, 11/15/05	204,594
			Nissan Motor Acceptance Corp., Notes,
Baa1	360	(i)	4.625%, 3/8/10	354,928
			Northern State Power Co., First Mtge. Bonds, Ser. B
A2	400		8.00%, 8/28/12	476,296
			Occidental Petroleum Corp., M.T.N.,
Baa1	900	(b)	4.25%, 3/15/10	880,285
			Oregon Steel Mills, Inc., Notes,
B1	665		10.00%, 7/15/09	719,862
			Pacific Gas & Electric Co., First Mtge. Bonds,
Baa1	1,360		6.05%, 3/1/34	1,396,468
			Park Place Entertainment Corp., Sr. Sub. Notes,
Ba2	1,060		7.875%, 12/15/05	1,082,525
			Pharmacia Corp., Debs.,
Aaa	230		6.50%, 12/1/18	257,755
			Propex Fabrics, Inc., Sr. Notes, Ser. A
Caa1	500	(i)	10.00%, 12/1/12	495,000
			Raytheon Co., Notes,
Baa3	48		4.50%, 11/15/07	48,664
			Rockwell International Corp., Debs.,
A3	1,500		5.20%, 1/15/98	1,309,407
			RPM International, Inc., Bonds, Sr. Notes,

Dryden Total Return Bond Fund, Inc.

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value
Baa3	900	(i)	4.45%, 10/15/09	878,370
			Ryland Group, Inc. (The), Sr. Notes,
Baa3	495		5.375%, 6/1/08	500,927
			Safeway, Inc., Notes,
Baa2	185		4.95%, 8/16/10	182,295
			SBC Communications, Inc., Sr. Notes,
A2	225		6.45%, 6/15/34	234,202
			Seagate Technology HDD Holding, Sr. Notes,
Ba2	275		8.00%, 5/15/09	292,188
			Southern California Edison Co., First Mtge. Bonds,
Baa1	2,000		6.375%, 1/15/06	2,037,210
			Southwest Airlines Co., Notes,
Baa1	650	(b)	5.25%, 10/1/14	626,480
			Sprint Capital Corp., Notes,
Baa3	1,510		4.78%, 8/17/06	1,519,287
Baa3	900		6.90%, 5/1/19	974,760
Baa3	310		8.75%, 3/15/32	402,182
			Starwood Hotels & Resorts Worldwide, Inc., Sr. Notes,
Ba1	780		7.375%, 5/1/07	805,350
			Sun Microsystems, Inc., Sr. Notes,
Baa3	1,525		7.50%, 8/15/06	1,590,009
			SunGard Data Systems, Inc., Sr. Notes,
Baa2	800		4.875%, 1/15/14	644,813
			Tele-Communications, Inc., Notes
Baa3	1,500		6.875%, 2/15/06	1,545,483
			Telecomunica de Puerto Rico, Inc., Sr. Notes,
Baa1	1,800		6.65%, 5/15/06	1,843,281
Baa1	1,150		6.80%, 5/15/09	1,211,763
			TeleCorp PCS, Inc., Sr. Sub. Notes,
Baa2	1,765		10.625%, 7/15/10	1,891,003
			Time Warner, Inc., Notes,
Baa1	900		5.625%, 5/1/05	901,721
			TXU Corp.,
			Sr. Notes,
Ba1	350	(b)(i)	6.50%, 11/15/24	334,463
			Sr. Notes, Ser. K,
Ba1	400		4.446%, 11/16/06	400,013
			Tyson Foods, Inc., Notes,
Baa3	275		6.625%, 10/17/05	278,588
Baa3	375		7.25%, 10/1/06	391,277
			Unisys Corp., Sr. Notes,
Ba1	330		8.125%, 6/1/06	338,250
			WellPoint, Inc., Notes,
Baa1	500	(b)(i)	5.00%, 12/15/14	490,555
			Wyeth, Sr. Notes,
Baa1	210		6.45%, 2/1/24	226,748
			Xcel Energy, Inc., Sr. Notes, Ser. A

Dryden Total Return Bond Fund, Inc.

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Moody’s Rating		Principal Amount (000)		Description	Value
Baa1		775		3.40%, 7/1/08	747,927
				XL Capital Ltd., Sr. Notes,
A2		25		5.25%, 9/15/14	24,670
				Yum! Brands, Inc., Sr. Notes
Baa3		840		8.875%, 4/15/11	1,006,464

				Total domestic corporate bonds	87,786,065

Foreign Government Bonds 6.4%
				Argentina Government Bonds, F.R.N.,
Caa1		1,000	(b)(d)(g)	3.01%, 8/3/05	841,000
				Australian Government Bonds,
Aaa	AUD	1,680	(d)	6.25%, 4/15/15	1,353,872
				Brazilian Government Bonds,
B1		$165	(d)	11.25%, 7/26/07	184,140
				Notes,
B1		1,500	(b)(d)	9.25%, 10/22/10	1,575,000
				Ser. C,
B1		836	(b)	8.00%, 4/15/14	828,328
				Colombia Government Bonds,
Ba2		750	(d)	10.00%, 1/23/12	810,000
				Croatian Government Bonds, Ser. B, F.R.N.,
Baa3		186	(d)(g)(h)	3.8125%, 7/31/06, (cost $183,057; purchased 9/29/00)	185,873
				Hungarian Government Bonds, Ser. D
A1	HUF	266,690	(d)	8.25%, 10/12/09	1,447,470
				New Zealand Government Bonds,
Aaa	NZD	3,430	(d)	7.00%, 7/15/09	2,501,390
				Peru Government Bonds,
Ba3		$681	(d)(g)	5.00%, 9/7/05	637,058
Ba3		415	(d)	9.875%, 2/6/15	479,325
				Poland Government Bonds,
A2	PLN	4,985	(d)	6.00%, 5/24/09	1,610,656
				Queensland Treasury Corp., M. T. N.,
Aaa	AUD	2,610		6.50%, 6/14/05	2,018,726
				United Mexican States,
				Bonds, Ser. M,
Baa1	MXN	10,020		8.00%, 12/23/10	813,709
Baa1		15,290	(d)	10.00%, 12/5/24	1,270,146
				Notes,
Baa1		$1,815	(d)	8.375%, 1/14/11	2,065,470
				Uruguay Government Bonds,
B3		335	(d)	7.25%, 2/15/11	318,250

				Total foreign government bonds	18,940,413

Foreign Corporate Bonds(d) 4.7%
				Carnival PLC (United Kingdom), Gtd. Notes,
A3		225		7.30%, 6/1/07	237,682
				Cho Hung Bank (South Korea), Sr. Sub. Notes,
Baa2		615	(g)(i)	11.50%, 4/1/05	615,000
				Conoco Funding Co. (Canada), Notes,

Dryden Total Return Bond Fund, Inc.

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value
A3	1,160		6.35%, 10/15/11	1,264,245
			Crown Cork & Seal Finance PLC (United Kingdom), Notes,
B3	875		7.00%, 12/15/06	894,688
			Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes,
Baa1	185		8.75%, 6/15/30	241,952
			Empresa Nacional de Electricidad S.A. (Chile), Notes,
Ba1	185		8.35%, 8/1/13	207,388
			Enersis S.A., (Chile), Bonds
Ba1	1,000		7.375%, 1/15/14	1,041,009
			Equus Cayman Finance Ltd. (Cayman Islands), Sr. Notes,
Baa3	215	(i)	5.50%, 9/12/08	217,179
			Gazprom OAO (Russia), Notes,
BB-(f)	420		10.50%, 10/21/09	483,546
			Hutchison Whampoa International Ltd., Gtd. Notes,
A3	715	(i)	7.45%, 11/24/33	787,126
			Kasikornbank Public Co. Ltd. (Thailand), Sr. Sub. Notes,
Baa2	430	(i)	8.25%, 8/21/16	505,163
			Kazkommerts International BV (Netherlands), Sr. Notes,
Baa2	1,060	(i)	7.875%, 4/7/14	1,030,850
			Korea East-West Power Co. Ltd. (South Korea), Notes,
A3	400	(i)	4.875%, 4/21/11	392,286
			Mizuho Financial Group Ltd. (Cayman Islands), Sr. Sub. Notes,
A2	490	(i)	5.79%, 4/15/14	496,517
			Petronas Capital Ltd. (Malaysia), Gtd. Notes,
A2	1,530	(i)	7.00%, 5/22/12	1,685,896
			Telecom Italia Capital (Luxembourg), Gtd. Notes,,
Baa2	1,000	(b)(i)	4.95%, 9/30/14	957,906
Baa2	500	(b)(i)	6.00%, 9/30/34	484,166
			Telus Corp. (Canada), Notes,
Baa3	1,310		7.50%, 6/1/07	1,394,397
Baa3	500		8.00%, 6/1/11	579,017
			Tyco International Group SA (Luxembourg), Gtd. Notes
Baa3	205		6.75%, 2/15/11	222,134

			Total foreign corporate bonds(d)	13,738,147

Foreign Structured Notes 0.4%
			Preferred Term Securities X Ltd. (Cayman Islands), Sr.
			Notes, Class A, F.R.N.,
Aaa	1,100	(d)(g)(h)(i)	3.27%, 7/3/33, (cost $1,100,000; purchased 6/26/03)	1,109,625

Mortgage Backed Securities 33.2%
			Federal Home Loan Mortgage Corp.,
	492	(e)	4.50%, 11/1/18	482,834
	828	(e)	4.50%, 6/1/19	812,355
	304	(e)	4.50%, 7/1/19	297,570
	2,500		5.00%, TBA	2,500,000
	2,688	(e)	5.00%, 1/1/19	2,692,737

Dryden Total Return Bond Fund, Inc.

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value
	878	(e)	5.00%, 10/1/33	861,292
	3,409	(e)	5.50%, 10/1/33	3,428,299
	142	(e)	5.50%, 7/1/34	142,060
	2,572	(e)	6.00%, 11/1/33	2,633,091
	73	(e)	6.50%, 7/1/32	76,208
	210	(e)	6.50%, 8/1/32	218,771
	498	(e)	6.50%, 9/1/32	518,021
	654	(e)	6.50%, 11/1/33	678,589
	624	(e)	7.00%, 9/1/32	657,747
			Federal National Mortgage Association,
	1,345	(e)	4.00%, 5/1/19	1,288,077
	810	(e)	4.50%, 6/1/18	792,942
	2,876	(e)	4.50%, 3/1/19	2,814,895
	1,854	(e)	4.50%, 5/1/19	1,814,712
	2,873	(e)	4.50%, 8/1/33	2,729,996
	1,757	(e)	5.00%, 1/1/19	1,757,601
	5,691	(e)	5.00%, 7/1/33	5,579,850
	4,428	(e)	5.00%, 3/1/34	4,341,204
	2,847	(e)	5.00%, 4/1/34	2,791,161
	1,094	(e)	5.00%, 5/1/34	1,069,809
	1,500		5.50%, TBA	1,501,875
	181	(e)	5.50%, 1/1/17	185,139
	326	(e)	5.50%, 2/1/17	332,762
	352	(e)	5.50%, 4/1/17	359,001
	108	(e)	5.50%, 5/1/17	110,354
	903	(e)	5.50%, 7/1/33	906,371
	1,642	(e)	5.50%, 9/1/33	1,647,018
	1,669	(e)	5.50%, 10/1/33	1,674,296
	16,834	(e)	5.50%, 1/1/34	16,890,022
	836	(e)	5.50%, 2/1/34	839,112
	547	(e)	6.00%, 9/1/17	565,337
	3,279	(e)	6.00%, 2/1/23	3,374,917
	144	(e)	6.00%, 11/1/32	147,609
	189	(e)	6.00%, 10/1/33	192,963
	1,230	(e)	6.00%, 11/1/33	1,257,541
	5,000	(e)	6.00%, 2/1/34	5,112,442
	3,000	(e)	6.00%, 11/1/34	3,067,512
	869	(e)	6.00%, 1/1/35	888,851
	1,884	(e)	6.50%, 12/1/17	1,968,302
	641	(e)	6.50%, 8/1/32	666,367
	2,096	(e)	6.50%, 9/1/32	2,185,114
	255	(e)	6.50%, 10/1/32	264,797
	872	(e)	6.50%, 4/1/33	905,317
	715	(e)	6.50%, 11/1/33	741,905
	145	(e)	7.00%, 3/1/32	153,321
	312	(e)	7.00%, 5/1/32	328,814
	193	(e)	7.00%, 6/1/32	203,633
			Government National Mortgage Association,
	5,269	(a)(e)	5.50%, 4/20/34	5,315,130
	424	(e)	6.00%, 1/15/33	436,319

Dryden Total Return Bond Fund, Inc.

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value
	128	(e)	6.00%, 3/15/33	131,783
	227	(e)	6.00%, 5/15/33	233,154
	164	(e)	6.00%, 6/15/33	168,436
	294	(e)	6.00%, 12/15/33	302,284
	1,378	(e)	6.50%, 9/15/32	1,440,681
	1,966	(e)	6.50%, 11/15/33	2,054,831

			Total mortgage backed securities	97,533,131

U.S. Government Agency Obligations 1.0%
			Federal National Mortgage Association
	3,010	(e)	5.00%, 4/15/15	3,033,331

Structured Notes 1.5%
			Dow Jones CDX High Yield Trust,
			Pass Thru Certs., Series 3-1,
B3	1,500	(b)(i)	7.75%, 12/29/09	1,464,375
			Series 3-3,
B3	3,000	(b)(i)	8.00%, 12/29/09	2,913,750

			Total structured notes	4,378,125

U.S. Government Obligations 11.5%
			United States Treasury Bonds
	9,055	(b)	5.375%, 2/15/31	9,868,891
			United States Treasury Notes,
	6,460	(b)	3.375%, 2/28/07	6,412,810
	175	(b)	3.375%, 2/15/08	172,375
	10,649	(b)	4.00%, 3/15/10	10,565,810
	4,187	(b)	4.00%, 2/15/15	4,022,790
	1,200	(b)	5.00%, 2/15/11	1,246,359
	1,390	(b)	5.75%, 8/15/10	1,491,644

			Total U.S. government obligations	33,780,679

			Total long-term investments (cost $ 288,596,284)	289,332,530

SHORT-TERM INVESTMENTS 18.4%
Mutual Fund
	53,997,580	(c)	Dryden Core Investment Fund-Taxable Money Market Series,	53,997,580

			Total short-term investments (cost $ 53,997,580)	53,997,580

			Total Investments 116.8% (cost $342,593,864)(k)	343,330,110
			Liabilities in excess of other assets (16.8%)(j)	(49,295,381)

			Net Assets 100%	$294,034,729

The following abbreviations are used in the portfolio descriptions:

AUD- Australian Dollar.

F.R.N. – Floating Rate Note.

HUF- Hungarian Forint

MXN- Mexican Peso.

M.T.N. – Medium Term Note.

NZD- New Zealand Dollar.

PLN- Polish Zloty

TBA – To Be Announced Security.

(a)	Portion of security segregated as collateral for financial futures contracts.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $45,847,849; cash collateral of $46,717,322 (included in liabilities) was received with the portfolio purchased highly liquid short-term investments.

(c)	Represents security or portion thereof, purchased with cash collateral received for securities on loan.

(d)	US$ denominated foreign bonds.

(e)	All or a portion of security segregated as collateral for TBA securities.

(f)	Standard & Poor’s rating.

(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2005.

(h)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $1,283,057. The aggregate value of $1,295,498 represents 0.44% of net assets

(i)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(j)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, swaps and foreign currency contracts as follows:

Open future contracts outstanding at March 31, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2005	Unrealized Appreciation/ (Depreciation)
8	Long Positions: Eurodollar Futures	Sep 07	$1,904,523	$1,904,600	$77
17	Eurodollar Futures	Sep 06	4,055,187	4,055,350	163
8	Eurodollar Futures	Jun 07	1,905,306	1,905,500	194
104	U.S. Treasury 5yr Note	Jun 05	11,121,918	11,137,750	15,832
103	U.S. Treasury Bonds	Jun 05	11,508,160	11,471,625	(36,535)

					(20,269)

16	Short Positions: U.S. Treasury 10yr Notes	Jun 05	1,780,512	1,748,250	32,262
186	U.S. Treasury 2yr Notes	Jun 05	38,577,303	38,481,656	95,647

					127,909

					$107,640

The Dryden Short-Term Corporate Bond Fund entered into credit default swap agreement as of March 31,

2005. Detail of the swap agreement outstanding as of March 31, 2005 was as follows:

Counterparty (*)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation
Morgan Stanley	9/20/09	$2,000	0.60%	EnCana Corp., 4.75%, due 10/15/13	$29,146
Morgan Stanley	12/20/14	1,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	33,180
Morgan Stanley	6/20/09	1,000	0.82%	Tyco International Group SA, 6.00%, due 11/15/13	19,880

					$82,206

(*)	The Fund pays the counterparty par in the event that the underlying bond defaults and receives the floating rate.

Forward Foreign currency exchange contracts outstanding at March 31, 2005:

Foreign Currency Contract	Value at Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Purchased:
Australian Dollar expiring 4/08/05	$608,649	$596,014	$(12,635)
Euro Currency expiring 4/14/05	6,317,460	6,208,326	(109,134)
Mexican Peso expiring 4/11/05	2,518,061	2,508,671	(9,390)
New Zealand Dollar expiring 4/08/05	595,918	586,895	(9,023)

	10,040,088	9,899,906	(140,182)

Sold:
Australian Dollar expiring 4/08/05	$4,154,239	$4,068,192	$86,047
Euro Currency expiring 4/1/05	3,126,104	3,135,361	(9,257)
Euro Currency expiring 4/14/05	6,416,998	6,208,326	208,672
Mexican Peso expiring 4/11/05	4,691,324	4,719,680	(28,356)
New Zealand Dollar expiring 4/08/05	3,143,080	3,125,061	18,019

	21,531,745	21,256,620	275,125

			$134,943

(k)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$342,780,605	$3,799,003	$3,249,498	$549,505

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Notes to Schedule of Investments

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or loses daily.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Total Return Bond Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date    May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date    May 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date    May 26, 2005

*	Print the name and title of each signing officer under his or her signature.